Subsequent Events	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
11.	SUBSEQUENT EVENTS

On August 31, 2020, the Company entered into a Purchase Agreement (“Agreement”), with Pocono Coated Products (“PCP”), pursuant to which PCP agreed to sell the Company all of the assets associated with its Transdermal, Topical, Cosmetic and Nutraceutical business (the “Assets”). PCP is the manufacturer of our transdermal products, and we bought that business from them. The purchase price for the Assets was (i) $6,000,000 paid in shares of the Company’s common stock at a value of the average price of the previous 90 days at the date of Closing (the “Shares”); (ii) a promissory note of the Company in the principal amount of $1,500,000, which is due upon the earlier of (a) twelve (12) months from issuance, or (b) immediately following a capital raise of no less than $4,000,000 and/or a public offering of no less than $4,000,000.

On August 31, 2021 we entered into an amendment to the Agreement with the parties to the Agreement that provides for an extension of the August 31, 2021 due date of the $1,500,000 note issued in the transaction to September 30, 2021, and extends the time limit set forth in Section 5.3(a) of the Agreement for completion of the Listing and for payment of the Note in full until September 30, 2021.

13.	SUBSEQUENT EVENTS

(a)	On February 10, 2021, the Company issued 12,500 shares of common stock, valued at $350,000, for consulting fee in connection with Rambam License Agreement.

(b)	On February 25,2021, the Company issued 5,602 shares of common stock, valued at $60,000, for consulting services pursuant to a consultant agreement commencing December 1, 2020.